OTHER (EXPENSE) INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
Loss on debt extinguishment	$ (16,363)	$ (1,002)
Loss on disposal of assets	(2,370)	(683)
Loss on lease termination	(1,144)	0
Realized (Loss) Gain, Foreign Currency Transaction, before Tax	(617)	1,039
Financing Receivable, Credit Loss, Reversal	(170)	(330)
Loss on investments held at fair value	(67)	(72)
Tax Receivable Agreement Income (Expense)	1,542	(65,648)
Changes in fair value of deferred and contingent considerations	1,105	(1,378)
Other income, net	6,929	4,767
Other expense, net	$ (11,155)	$ (63,307)